Cash Flow Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Information [Abstract]
Net Loss for the Year	$ (4,632,743)	$ (3,010,929)	$ (6,804,154)
Adjustments for
Depreciation expense	5,287	5,047	4,922
Interest accrued on borrowings			8,561
Distribution costs	70,000
Expected credit losses	34,046
Finance costs		24,199	97,051
Finance income	(39)	(1,238)	(8,386)
Leave provision expense	4,580	41,110	5,902
Share-based payments	1,343,500	242,950	522,665
Unrealised net foreign currency (gains)/losses	(62,015)	(316,380)	24,433
Change in operating assets and liabilities:
Add decreases / (increases) in trade and other receivables	680,337	438,001	7,396
Add decreases / (increases) in inventories	263,365	(333,642)	(280,060)
Add (increases) in other operating assets	92,510	26,561	69,034
Add (decrease) / increase in trade and other payables	402,593	(620,202)	(589,787)
Total	$ (1,798,579)	$ (3,504,523)	$ (6,942,423)